Vanguard Growth and Income Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (97.6%)
Communication Services (9.4%)
*	Facebook Inc. Class A	991,251	225,083
*	Alphabet Inc. Class A	136,509	193,577
*	Alphabet Inc. Class C	105,535	149,185
	Verizon Communications Inc.	2,137,498	117,840
	AT&T Inc.	2,447,522	73,989
*	Netflix Inc.	105,873	48,176
	Walt Disney Co.	378,166	42,169
*	Charter Communications Inc. Class A	82,012	41,829
*	Take-Two Interactive Software Inc.	209,064	29,179
	Activision Blizzard Inc.	335,124	25,436
	Comcast Corp. Class A	594,405	23,170
	CenturyLink Inc.	2,033,911	20,400
*	Electronic Arts Inc.	105,741	13,963
*,^	Discovery Inc. Class A	537,503	11,341
	Interpublic Group of Cos. Inc.	272,570	4,677
	News Corp. Class A	352,700	4,183
*	Discovery Communications Inc. Class C	148,807	2,866
*	Zynga Inc.	240,100	2,291
*	Yelp Inc.	85,678	1,982
	News Corp. Class B	155,751	1,861
*	Liberty Media Corp -Liberty SiriusXM Class C	51,605	1,778
	Fox Corp. Class B	64,200	1,723
*	DISH Network Corp. Class A	42,205	1,457
*	GCI Liberty Inc. Class A	15,300	1,088
*	T-Mobile US Inc.	10,290	1,072
*	Liberty Media Corp -Liberty SiriusXM Class A	20,500	708
	TripAdvisor Inc.	31,300	595
*	Altice USA Inc. Class A	23,500	530
*	Snap Inc.	18,600	437
	New York Times Co. Class A	9,800	412
*	Anterix Inc.	7,400	336
*	Cargurus Inc.	11,600	294
*	Yandex NV Class A	3,900	195
	Cable One Inc.	100	178
*	SINA Corp.	4,200	151
*	Eventbrite Inc. Class A	16,200	139
*	Glu Mobile Inc.	6,600	61
*	Liberty Media Corp -Liberty Formula One Class C	1,500	48
*	Eros International plc	14,700	46
	Marcus Corp.	3,000	40
*	IAC/InterActiveCorp	100	32
*	Cars.com Inc.	4,929	28
*	Spotify Technology SA	100	26

*	EverQuote Inc. Class A	300	17
*,^	Globalstar Inc.	45,270	15
	Entravision Communications Corp. Class A	9,400	13
*	Liberty Broadband Corp.	100	12
*	IDT Corp. Class B	1,845	12
*	Roku Inc.	100	12
	Emerald Holding Inc.	3,515	11
*	Match Group Inc.	100	11
*	Liberty Media Corp -Liberty Braves	500	10
*	Hemisphere Media Group Inc.	771	8
*	IMAX Corp.	600	7
*	Zillow Group Inc. Class A	100	6
	Omnicom Group Inc.	99	5
	Shenandoah Telecommunications Co.	100	5
*	Live Nation Entertainment Inc.	100	4
*	TrueCar Inc.	1,690	4
	Spok Holdings Inc.	432	4
	John Wiley & Sons Inc. Class A	100	4
	Manchester United plc Class A	200	3
*	United States Cellular Corp.	99	3
*	Twitter Inc.	100	3
*	Consolidated Communications Holdings Inc.	400	3
	Fox Corp. Class A	100	3
*	Pinterest Inc. Class A	100	2
*	Liberty Global plc Class A	100	2
*	Lions Gate Entertainment Corp. Class B	300	2
*	Vonage Holdings Corp.	200	2
*	Liberty TripAdvisor Holdings Inc. Class A	900	2
*	T-Mobile US Inc. Rights Exp. 07/27/2020	10,290	2
*	Ooma Inc.	100	2
*	Sciplay Corp. Class A	110	2
*	Fluent Inc.	900	2
*	ORBCOMM Inc.	400	2
*	Lions Gate Entertainment Corp. Class A	200	1
*	DHI Group Inc	602	1
*	Gogo Inc.	400	1
	Telephone and Data Systems Inc.	57	1
*	Central European Media Enterprises Ltd. Class A	276	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	MDC Partners Inc. Class A	416	1
*	ANGI Homeservices Inc. Class A	26	—
*	Clear Channel Outdoor Holdings Inc.	300	—
*	Gannett Co. Inc.	208	—
*	Liberty Latin America Ltd. Class A	29	—
	ViacomCBS Inc. Class B		—
			1,044,773
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	174,452	481,282
	Home Depot Inc.	531,420	133,126
	Target Corp.	425,411	51,020
	Lowe's Cos. Inc.	357,759	48,340
	McDonald's Corp.	233,447	43,064
	eBay Inc.	784,407	41,142
	NIKE Inc. Class B	406,120	39,820
	Starbucks Corp.	478,435	35,208
	TJX Cos. Inc.	603,150	30,495
*	AutoZone Inc.	25,236	28,469

Yum! Brands Inc.	325,504	28,290
Garmin Ltd.	280,366	27,336
Dollar General Corp.	125,511	23,911
H&R Block Inc.	1,632,675	23,315
PulteGroup Inc.	670,574	22,820
Newell Brands Inc.	1,282,390	20,364
MGM Resorts International	1,099,747	18,476
* Booking Holdings Inc.	11,535	18,368
Whirlpool Corp.	140,678	18,222
* NVR Inc.	4,466	14,554
BorgWarner Inc.	292,920	10,340
Tractor Supply Co.	74,791	9,857
Lennar Corp. Class A	108,680	6,697
Hilton Worldwide Holdings I nc.	76,138	5,592
Best Buy Co. Inc.	55,928	4,881
Domino's Pizza Inc.	11,180	4,130
Harley-Davidson Inc.	167,330	3,977
* Stamps.com Inc.	17,900	3,288
* Peloton Interactive Inc. Class A	52,600	3,039
* Under Armour Inc. Class A	281,600	2,743
L Brands Inc.	177,320	2,654
Tapestry Inc.	189,100	2,511
* Carvana Co.	20,400	2,452
DR Horton Inc.	38,280	2,123
Darden Restaurants Inc.	26,790	2,030
* iRobot Corp.	23,300	1,955
* Planet Fitness Inc. Class A	27,200	1,648
Leggett & Platt Inc.	45,240	1,590
Kohl's Corp.	75,800	1,574
Gentex Corp.	59,900	1,544
Polaris Inc.	16,200	1,499
* RH	6,000	1,493
* Sleep Number Corp.	31,300	1,303
* GoPro Inc. Class A	268,900	1,280
* LKQ Corp.	46,241	1,212
* Sonos Inc.	75,500	1,105
General Motors Co.	38,100	964
* Grubhub Inc.	13,700	963
Goodyear Tire & Rubber Co.	103,200	923
Signet Jewelers Ltd.	72,500	745
Wyndham Destinations Inc.	26,300	741
Restaurant Brands International Inc.	13,000	710
Carter's Inc.	8,100	654
* Perdoceo Education Corp.	39,900	636
Strategic Education Inc.	3,920	602
* Etsy Inc.	5,500	584
Las Vegas Sands Corp.	12,400	565
* Under Armour Inc. Class C	57,900	512
Wyndham Hotels & Resorts Inc.	10,700	456
* Wayfair Inc.	2,070	409
La-Z-Boy Inc.	14,900	403
Shutterstock Inc.	9,100	318
Six Flags Entertainment Corp.	16,100	309
* Hibbett Sports Inc.	11,300	237
Camping World Holdings Inc. Class A	8,700	236
* frontdoor Inc.	5,300	235
* O'Reilly Automotive Inc.	500	211

Thor Industries Inc.	1,949	208
PetMed Express Inc.	4,900	175
* Fossil Group Inc.	35,100	163
Dick's Sporting Goods Inc.	3,800	157
* CarMax Inc.	1,700	152
Dunkin' Brands Group Inc.	2,300	150
* Murphy USA Inc.	1,300	146
* WW International Inc.	5,400	137
* Hilton Grand Vacations Inc.	6,914	135
* ServiceMaster Global Holdings Inc.	3,700	132
Sturm Ruger & Co. Inc.	1,600	122
* Delphi Technologies plc	8,300	118
Red Rock Resorts Inc. Class A	10,800	118
* Tesla Inc.	100	108
Churchill Downs Inc.	800	107
* Chipotle Mexican Grill Inc.	100	105
* Qurate Retail Group Inc. QVC Group Class A	11,000	105
OneSpaWorld Holdings Ltd.	21,800	104
International Game Technology plc	11,400	101
* MercadoLibre Inc.	100	99
* Shake Shack Inc. Class A	1,800	95
Cheesecake Factory Inc.	4,100	94
Kontoor Brands Inc.	4,700	84
* Garrett Motion Inc.	13,600	75
LCI Industries	600	69
Ferrari NV	400	68
Winnebago Industries Inc.	1,005	67
Abercrombie & Fitch Co.	5,200	55
* Despegar.com Corp.	7,300	52
Buckle Inc.	3,300	52
* Adtalem Global Education Inc.	1,600	50
* Farfetch Ltd. Class A	2,700	47
Levi Strauss & Co. Class A	3,300	44
Gap Inc.	3,500	44
* Lindblad Expeditions Holdings Inc.	5,600	43
* Groupon Inc. Class A	2,330	42
* American Public Education Inc.	1,200	36
* GameStop Corp. Class A	7,931	34
Graham Holdings Co. Class B	100	34
* SeaWorld Entertainment Inc.	2,195	33
* Nautilus Inc.	3,500	32
* Lululemon Athletica Inc.	100	31
* Universal Electronics Inc.	600	28
* Vista Outdoor Inc.	1,900	27
Cooper Tire & Rubber Co.	900	25
* Veoneer Inc.	2,301	25
Citi Trends Inc.	1,200	24
* Hudson Ltd. Class A	4,700	23
* Tempur Sealy International Inc.	300	22
* Burlington Stores Inc.	100	20
* Deckers Outdoor Corp.	100	20
* MasterCraft Boat Holdings Inc.	1,000	19
* Laureate Education Inc. Class A	1,900	19
Vail Resorts Inc.	100	18
* TRI Pointe Group Inc.	1,200	18
* XPEL Inc.	1,100	17
Standard Motor Products Inc.	400	16

* Quotient Technology Inc.	2,100	15
Ruth's Hospitality Group Inc.	1,786	15
Advance Auto Parts Inc.	100	14
Wingstop Inc.	100	14
Designer Brands Inc. Class A	2,000	14
Tiffany & Co.	100	12
Clarus Corp.	1,052	12
* Bright Horizons Family Solutions Inc.	100	12
Toll Brothers Inc.	300	10
* Dollar Tree Inc.	100	9
* America's Car-Mart Inc.	100	9
Genuine Parts Co.	100	9
Ross Stores Inc.	100	9
Williams-Sonoma Inc.	100	8
Columbia Sportswear Co.	100	8
Papa John's International Inc.	100	8
Aptiv plc	100	8
Hasbro Inc.	100	8
Wynn Resorts Ltd.	100	7
Ralph Lauren Corp. Class A	100	7
* Chegg Inc.	100	7
* Dorman Products Inc.	100	7
Brunswick Corp.	100	6
* Target Hospitality Corp.	3,667	6
VF Corp.	100	6
Carnival Corp.	361	6
* Floor & Decor Holdings Inc. Class A	100	6
Texas Roadhouse Inc.	100	5
* Malibu Boats Inc. Class A	100	5
Royal Caribbean Cruises Ltd.	100	5
* Vera Bradley Inc.	1,100	5
Yum China Holdings Inc.	100	5
PVH Corp.	100	5
* Select Interior Concepts Inc. Class A	1,322	5
Lennar Corp. Class B	100	5
Aaron's Inc.	100	5
Magna International Inc.	100	4
Bassett Furniture Industries Inc.	598	4
Movado Group Inc.	400	4
* Stoneridge Inc.	200	4
* Crocs Inc.	100	4
* M/I Homes Inc.	100	3
* Monarch Casino & Resort Inc.	100	3
* Turtle Beach Corp.	200	3
Shoe Carnival Inc.	100	3
Foot Locker Inc.	100	3
* El Pollo Loco Holdings Inc.	193	3
Rent-A-Center Inc.	100	3
* Zumiez Inc.	100	3
* K12 Inc.	100	3
* RealReal Inc.	200	3
* Sally Beauty Holdings Inc.	200	3
Core-Mark Holding Co. Inc.	100	3
* Stitch Fix Inc. Class A	100	3
Dana Inc.	200	2
Brinker International Inc.	100	2
Wolverine World Wide Inc.	100	2

Ethan Allen Interiors Inc.	200	2
BBX Capital Corp.	900	2
Tilly's Inc. Class A	400	2
Hanesbrands Inc.	200	2
* Kandi Technologies Group Inc.	534	2
* MarineMax Inc.	100	2
Extended Stay America Inc.	200	2
Twin River Worldwide Holdings Inc.	100	2
American Eagle Outfitters Inc.	200	2
* Rubicon Project Inc.	326	2
* Kirkland's Inc.	800	2
* Genesco Inc.	100	2
* Smith & Wesson Brands Inc.	100	2
Bloomin' Brands Inc.	200	2
* Beazer Homes USA Inc.	200	2
* 1-800-Flowers.com Inc. Class A	100	2
* Gentherm Inc.	50	2
Ford Motor Co.	300	2
* Noodles & Co.	300	2
* Funko Inc. Class A	300	2
Superior Industries International Inc.	975	2
* Modine Manufacturing Co.	300	2
* Adient plc	100	2
Acushnet Holdings Corp.	46	2
* Capri Holdings Ltd.	100	2
* Everi Holdings Inc.	300	2
Big 5 Sporting Goods Corp.	716	1
* Biglari Holdings Inc. Class B	20	1
* Cooper-Standard Holdings Inc.	100	1
Tupperware Brands Corp.	258	1
* Carrols Restaurant Group Inc.	229	1
* Playa Hotels & Resorts NV	300	1
Bed Bath & Beyond Inc.	100	1
Cato Corp. Class A	127	1
* Fiat Chrysler Automobiles NV	100	1
* Tenneco Inc. Class A	128	1
* Accel Entertainment Inc.	100	1
* Party City Holdco Inc.	600	1
* Urban Outfitters Inc.	39	1
* Barnes & Noble Education Inc.	300	—
* Horizon Global Corp.	160	—
* Container Store Group Inc.	100	—
* Express Inc.	200	—
Tailored Brands Inc.	300	—
* Yatra Online Inc.	400	—
ODP Corp.	100	—
* J Jill Inc.	200	—
		1,246,123
Consumer Staples (7.4%)
Procter & Gamble Co.	1,217,391	145,563
Costco Wholesale Corp.	282,345	85,610
Coca-Cola Co.	1,589,471	71,018
PepsiCo Inc.	519,079	68,653
Walmart Inc.	423,821	50,765
Kimberly-Clark Corp.	348,634	49,279
Altria Group Inc.	1,060,787	41,636
General Mills Inc.	610,592	37,643

Colgate-Palmolive Co.	509,804	37,348
Mondelez International Inc. Class A	714,843	36,550
Kraft Heinz Co.	870,802	27,770
Philip Morris International Inc.	393,070	27,539
* Monster Beverage Corp.	373,980	25,924
Campbell Soup Co.	452,290	22,447
Sysco Corp.	310,647	16,980
Kroger Co.	493,145	16,693
Estee Lauder Cos. Inc. Class A	75,737	14,290
Clorox Co.	50,328	11,040
Coty Inc. Class A	1,807,206	8,078
Church & Dwight Co. Inc.	61,440	4,749
Conagra Brands Inc.	118,614	4,172
Molson Coors Beverage Co. Class B	118,059	4,057
Kellogg Co.	60,026	3,965
Lamb Weston Holdings Inc.	43,530	2,783
J M Smucker Co.	20,465	2,165
Hershey Co.	13,960	1,810
* US Foods Holding Corp.	89,100	1,757
* Nomad Foods Ltd.	42,400	909
Brown-Forman Corp. Class B	7,800	497
* Performance Food Group Co.	17,000	495
* Boston Beer Co. Inc. Class A	700	376
Coca-Cola European Partners plc	8,600	325
Bunge Ltd.	3,600	148
Walgreens Boots Alliance Inc.	2,800	119
* Central Garden & Pet Co. Class A	1,800	61
Vector Group Ltd.	4,600	46
* USANA Health Sciences Inc.	620	46
* Primo Water Corp.	3,300	45
Nu Skin Enterprises Inc. Class A	1,000	38
Andersons Inc.	2,600	36
* Pilgrim's Pride Corp.	2,100	35
Turning Point Brands Inc.	1,200	30
McCormick & Co. Inc.	96	17
Seaboard Corp.	5	15
Lancaster Colony Corp.	94	15
J&J Snack Foods Corp.	100	13
John B Sanfilippo & Son Inc.	100	9
Ingredion Inc.	100	8
Tyson Foods Inc. Class A	100	6
Weis Markets Inc.	100	5
Hormel Foods Corp.	100	5
* Herbalife Nutrition Ltd.	100	5
* TreeHouse Foods Inc.	100	4
Archer-Daniels-Midland Co.	100	4
* BJ's Wholesale Club Holdings Inc.	100	4
MGP Ingredients Inc.	100	4
* Hain Celestial Group Inc.	100	3
* Craft Brew Alliance Inc.	200	3
Fresh Del Monte Produce Inc.	100	2
* Hostess Brands Inc. Class A	171	2
* elf Beauty Inc.	100	2
* Sprouts Farmers Market Inc.	67	2
PriceSmart Inc.	28	2
Natural Grocers by Vitamin Cottage Inc.	100	2
* Simply Good Foods Co.	79	1

* United Natural Foods Inc.	43	1
Flowers Foods Inc.	21	—
* Cal-Maine Foods Inc.	9	—
		823,624
Energy (2.2%)
Chevron Corp.	984,544	87,851
ConocoPhillips	975,256	40,980
Exxon Mobil Corp.	865,887	38,722
Kinder Morgan Inc.	2,008,782	30,473
EOG Resources Inc.	200,411	10,153
Schlumberger Ltd.	508,439	9,350
Devon Energy Corp.	535,758	6,075
Occidental Petroleum Corp.	231,810	4,242
Concho Resources Inc.	58,600	3,018
Helmerich & Payne Inc.	131,350	2,563
Halliburton Co.	156,350	2,029
HollyFrontier Corp.	63,600	1,857
TechnipFMC plc	210,100	1,437
Cabot Oil & Gas Corp.	69,400	1,192
Cameco Corp.	100,800	1,033
Apache Corp.	63,700	860
Baker Hughes Co. Class A	49,200	757
Noble Energy Inc.	82,400	738
Range Resources Corp.	104,600	589
* ChampionX Corp.	37,600	367
PBF Energy Inc. Class A	31,100	318
Hess Corp.	5,600	290
Plains GP Holdings LP Class A	24,500	218
* Transocean Ltd.	78,400	143
Continental Resources Inc.	7,600	133
World Fuel Services Corp.	4,500	116
Geopark Ltd.	6,500	64
* Southwestern Energy Co.	23,100	59
* Frank's International NV	26,000	58
* ProPetro Holding Corp.	11,100	57
* SEACOR Holdings Inc.	1,430	40
* Green Plains Inc.	3,900	40
* Renewable Energy Group Inc.	1,200	30
* Gulfport Energy Corp.	26,500	29
Solaris Oilfield Infrastructure Inc. Class A	3,800	28
* Bristow Group Inc.	1,903	27
Peabody Energy Corp.	7,800	22
* Navigator Holdings Ltd.	3,201	21
* NexTier Oilfield Solutions Inc.	7,590	19
Cactus Inc.	900	19
EQT Corp.	1,500	18
* CONSOL Energy Inc.	3,300	17
* Forum Energy Technologies Inc.	31,265	17
* Par Pacific Holdings Inc.	1,730	16
NACCO Industries Inc. Class A	631	15
* Matrix Service Co.	1,400	14
QEP Resources Inc.	9,300	12
* Dorian LPG Ltd.	1,370	11
Pioneer Natural Resources Co.	100	10
^ Frontline Ltd.	1,200	8
Evolution Petroleum Corp.	2,800	8
* Oceaneering International Inc.	1,100	7

* Clean Energy Fuels Corp.	2,700	6
Valero Energy Corp.	100	6
* Oasis Petroleum Inc.	6,000	4
Marathon Petroleum Corp.	100	4
ONEOK Inc.	100	3
Enbridge Inc.	100	3
DMC Global Inc	100	3
Cimarex Energy Co.	100	3
Archrock Inc.	400	3
National Oilwell Varco Inc.	200	2
Patterson-UTI Energy Inc.	700	2
Phillips 66	32	2
* Exterran Corp.	383	2
Core Laboratories NV	100	2
Berry Corp.	400	2
Williams Cos. Inc.	100	2
* Helix Energy Solutions Group Inc.	546	2
* Newpark Resources Inc.	837	2
SFL Corp. Ltd.	200	2
* Talos Energy Inc.	197	2
* CNX Resources Corp.	200	2
Equitrans Midstream Corp.	200	2
International Seaways Inc.	100	2
* Diamond S Shipping Inc.	196	2
* Centennial Resource Development Inc. Class A	1,700	2
Murphy Oil Corp.	100	1
* WPX Energy Inc.	200	1
* PDC Energy Inc.	100	1
* Magnolia Oil & Gas Corp. Class A	200	1
SM Energy Co.	320	1
* Independence Contract Drilling Inc.	300	1
* W&T Offshore Inc.	500	1
Parsley Energy Inc. Class A	100	1
* Gulf Island Fabrication Inc.	343	1
* SandRidge Energy Inc.	812	1
* Earthstone Energy Inc. Class A	300	1
* Energy Fuels Inc.	500	1
* Overseas Shipholding Group Inc. Class A	400	1
* FTS International Inc.	99	1
* Noble Corp. plc	2,100	1
* Natural Gas Services Group Inc.	100	1
Marathon Oil Corp.	100	1
Cenovus Energy Inc.	100	—
Nordic American Tankers Ltd.	100	—
* Tellurian Inc.	300	—
* Mammoth Energy Services Inc.	290	—
* RPC Inc.	100	—
* ION Geophysical Corp.	100	—
Kosmos Energy Ltd.	100	—
Brigham Minerals Inc. Class A	3	—
* SilverBow Resources Inc.	3	—
		246,254
Financials (9.7%)
* Berkshire Hathaway Inc. Class B	557,204	99,466
JPMorgan Chase & Co.	953,282	89,666
Bank of America Corp.	3,476,606	82,569
Citigroup Inc.	1,610,364	82,290

Morgan Stanley	1,232,471	59,528
Intercontinental Exchange Inc.	577,729	52,920
S&P Global Inc.	148,158	48,815
Wells Fargo & Co.	1,705,084	43,650
Moody's Corp.	115,165	31,639
MetLife Inc.	852,190	31,122
Allstate Corp.	291,927	28,314
US Bancorp	677,469	24,944
Synchrony Financial	1,003,070	22,228
Ameriprise Financial Inc.	142,111	21,322
MSCI Inc. Class A	61,298	20,462
Regions Financial Corp.	1,834,826	20,403
State Street Corp.	307,754	19,558
BlackRock Inc.	33,642	18,304
Bank of New York Mellon Corp.	442,790	17,114
Fifth Third Bancorp	880,277	16,972
Unum Group	963,382	15,983
Discover Financial Services	316,521	15,855
Hartford Financial Services Group Inc.	387,090	14,922
CME Group Inc.	91,280	14,837
E*TRADE Financial Corp.	275,800	13,716
T. Rowe Price Group Inc.	106,311	13,129
American Express Co.	122,410	11,653
Cboe Global Markets Inc.	121,491	11,333
M&T Bank Corp.	97,350	10,121
Aflac Inc.	269,187	9,699
Marsh & McLennan Cos. Inc.	85,700	9,202
Arthur J Gallagher & Co.	86,330	8,416
Comerica Inc.	200,914	7,655
Citizens Financial Group Inc.	303,230	7,654
Cincinnati Financial Corp.	101,363	6,490
W R Berkley Corp.	106,620	6,108
Capital One Financial Corp.	86,745	5,429
Aon plc Class A	25,590	4,929
PNC Financial Services Group Inc.	43,490	4,576
Goldman Sachs Group Inc.	20,805	4,111
Progressive Corp.	51,174	4,100
Affiliated Managers Group Inc.	50,210	3,744
Willis Towers Watson plc	18,078	3,560
First Republic Bank	26,350	2,793
Zions Bancorp NA	76,349	2,596
Globe Life Inc.	34,000	2,524
American International Group Inc.	75,700	2,360
KeyCorp	192,260	2,342
Principal Financial Group Inc.	55,800	2,318
Invesco Ltd.	212,325	2,285
Prudential Financial Inc.	32,396	1,973
Ares Capital Corp.	127,700	1,845
Chubb Ltd.	11,100	1,405
Equitable Holdings Inc.	71,900	1,387
* SVB Financial Group	6,070	1,308
First American Financial Corp.	26,200	1,258
Fidelity National Financial Inc.	37,384	1,146
Nasdaq Inc.	9,236	1,103
* Arch Capital Group Ltd.	36,600	1,049
MarketAxess Holdings Inc.	1,808	906
First Hawaiian Inc.	49,591	855

* Brighthouse Financial Inc.	22,090	615
* PRA Group Inc.	15,200	588
* Green Dot Corp. Class A	11,200	550
East West Bancorp Inc.	13,900	504
Wintrust Financial Corp.	11,500	502
Popular Inc.	12,900	479
LPL Financial Holdings Inc.	5,800	455
Bank of NT Butterfield & Son Ltd.	17,300	422
Ally Financial Inc.	14,100	280
American Financial Group Inc.	4,400	279
Apollo Commercial Real Estate Finance Inc.	28,200	277
Webster Financial Corp.	8,800	252
Assured Guaranty Ltd.	10,300	251
* Texas Capital Bancshares Inc.	6,832	211
Axis Capital Holdings Ltd.	5,100	207
International Bancshares Corp.	6,000	192
BankUnited Inc.	9,100	184
First BanCorp	32,600	182
Blackstone Group LP Class A	3,200	181
* Markel Corp.	180	166
Central Pacific Financial Corp.	10,349	166
Navient Corp.	22,600	159
TPG RE Finance Trust Inc.	17,600	151
CIT Group Inc.	7,000	145
Western Alliance Bancorp	3,800	144
Voya Financial Inc.	3,000	140
* Third Point Reinsurance Ltd.	17,600	132
Starwood Property Trust Inc.	8,800	132
National General Holdings Corp.	5,699	123
Old Republic International Corp.	6,900	113
Ladder Capital Corp. Class A	13,100	106
Mercury General Corp.	2,500	102
Morningstar Inc.	700	99
Banner Corp.	2,452	93
Great Western Bancorp Inc.	6,722	92
Investors Bancorp Inc.	10,300	88
Peapack-Gladstone Financial Corp.	4,430	83
Washington Federal Inc.	2,967	80
Truist Financial Corp.	2,000	75
FS KKR Capital Corp.	5,300	74
Golub Capital BDC Inc.	6,300	73
* On Deck Capital Inc.	100,892	72
Umpqua Holdings Corp.	6,600	70
CNO Financial Group Inc.	4,500	70
Washington Trust Bancorp Inc.	2,100	69
Berkshire Hills Bancorp I nc.	6,200	68
FNB Corp.	9,100	68
TCG BDC Inc.	7,800	67
Solar Capital Ltd.	4,173	67
State Auto Financial Corp.	3,602	64
HomeTrust Bancshares Inc.	4,010	64
Hanmi Financial Corp.	6,579	64
First Financial Bankshares Inc.	2,100	61
Great Southern Bancorp Inc.	1,500	61
MGIC Investment Corp.	6,400	52
Horizon Bancorp Inc.	4,893	52
* Encore Capital Group Inc.	1,500	51

* Atlantic Capital Bancshares Inc.	4,023	49
* Blucora Inc.	4,200	48
Flushing Financial Corp.	4,009	46
Associated Banc-Corp	3,200	44
Kearny Financial Corp.	5,301	43
* Trupanion Inc.	1,000	43
* Credit Acceptance Corp.	100	42
OneMain Holdings Inc	1,700	42
BlackRock TCP Capital Corp.	4,500	41
Stock Yards Bancorp Inc.	1,022	41
TriCo Bancshares	1,340	41
Boston Private Financial Holdings Inc.	5,749	40
HomeStreet Inc.	1,593	39
CBTX Inc.	1,848	39
Argo Group International Holdings Ltd.	1,100	38
Federated Hermes Inc.	1,600	38
* TriState Capital Holdings Inc.	2,221	35
New York Community Bancorp Inc.	3,400	35
Independent Bank Corp.	2,300	34
Janus Henderson Group plc	1,600	34
Artisan Partners Asset Management Inc. Class A	1,000	33
Capitol Federal Financial Inc.	2,800	31
Cowen Inc. Class A	1,900	31
Westamerica BanCorp	523	30
* Ocwen Financial Corp.	42,600	28
Sierra Bancorp	1,490	28
Bryn Mawr Bank Corp.	1,000	28
Renasant Corp.	1,000	25
Reinsurance Group of America Inc.	300	24
Radian Group Inc.	1,500	23
Brightsphere Investment Group Inc.	1,821	23
Colony Credit Real Estate Inc.	3,200	22
First Busey Corp.	1,200	22
Allegiance Bancshares Inc.	800	20
First Bancorp	801	20
Tompkins Financial Corp.	300	19
Erie Indemnity Co. Class A	100	19
Hancock Whitney Corp.	900	19
First of Long Island Corp.	1,118	18
ConnectOne Bancorp Inc.	1,100	18
Meridian Bancorp Inc.	1,497	17
Southern National Bancorp of Virginia Inc.	1,705	17
* Assetmark Financial Holdings Inc.	600	16
Apollo Investment Corp.	1,682	16
Heritage Commerce Corp.	2,101	16
Waddell & Reed Financial Inc. Class A	1,000	16
Capital Southwest Corp.	1,140	15
First Financial Corp.	407	15
Flagstar Bancorp Inc.	500	15
Sculptor Capital Management Inc. Class A	1,100	14
First Financial Northwest Inc.	1,386	13
Credicorp Ltd.	100	13
Financial Institutions Inc.	670	12
American National Insurance Co.	170	12
Provident Financial Services Inc.	800	12
Travelers Cos. Inc.	100	11
* NMI Holdings Inc. Class A	700	11

Univest Financial Corp.	680	11
Signature Bank	100	11
* Bancorp Inc.	1,088	11
Hanover Insurance Group Inc.	100	10
Bank of Marin Bancorp	300	10
* eHealth Inc.	100	10
Primerica Inc.	84	10
Enterprise Financial Services Corp.	300	9
First Horizon National Corp.	900	9
Universal Insurance Holdings Inc.	500	9
Bain Capital Specialty Finance Inc.	800	9
Northern Trust Corp.	100	8
Saratoga Investment Corp.	501	8
Lakeland Bancorp Inc.	680	8
Civista Bancshares Inc.	500	8
PCSB Financial Corp.	600	8
Owl Rock Capital Corp.	600	7
1st Source Corp.	200	7
* Elevate Credit Inc.	4,803	7
Independent Bank Corp.	100	7
* World Acceptance Corp.	100	7
United Community Banks Inc.	325	7
Peoples Bancorp Inc.	300	6
Exantas Capital Corp.	2,400	6
TriplePoint Venture Growth BDC Corp.	600	6
AMERISAFE Inc.	100	6
Prosperity Bancshares Inc.	100	6
Tradeweb Markets Inc. Class A	100	6
SEI Investments Co.	100	5
Selective Insurance Group Inc.	100	5
Byline Bancorp Inc.	400	5
UMB Financial Corp.	100	5
Amalgamated Bank Class A	405	5
Walker & Dunlop Inc.	100	5
Lakeland Financial Corp.	101	5
Community Bank System Inc.	82	5
IBERIABANK Corp.	100	5
Preferred Bank	100	4
PJT Partners Inc.	83	4
BancFirst Corp.	105	4
Pinnacle Financial Partners Inc.	100	4
* Benefytt Technologies Inc. Class A	200	4
Ares Management Corp. Class A	100	4
Ares Commercial Real Estate Corp.	400	4
Lincoln National Corp.	99	4
TD Ameritrade Holding Corp.	100	4
Essent Group Ltd.	100	4
* Carlyle Group Inc.	130	4
ServisFirst Bancshares Inc.	100	4
PennyMac Mortgage Investment Trust	200	4
Charles Schwab Corp.	100	3
Eagle Bancorp Inc.	100	3
Stewart Information Services Corp.	100	3
Banc of California Inc.	300	3
* Athene Holding Ltd. Class A	100	3
QCR Holdings Inc.	100	3
Main Street Capital Corp.	100	3

OceanFirst Financial Corp.	174	3
* Enova International Inc.	200	3
Commerce Bancshares Inc.	50	3
City Holding Co.	45	3
WSFS Financial Corp.	100	3
First Interstate BancSystem Inc. Class A	92	3
Southside Bancshares Inc.	100	3
Arbor Realty Trust Inc.	300	3
First Merchants Corp.	100	3
Moelis & Co. Class A	88	3
First Midwest Bancorp Inc.	200	3
Great Ajax Corp.	288	3
First Mid Bancshares Inc.	100	3
South State Corp.	55	3
Heritage Insurance Holdings Inc.	200	3
Sandy Spring Bancorp Inc.	100	2
Ameris Bancorp	100	2
S&T Bancorp Inc.	100	2
Sterling Bancorp	200	2
BancorpSouth Bank	100	2
* Axos Financial Inc.	100	2
Horizon Technology Finance Corp.	200	2
Pacific Premier Bancorp Inc.	100	2
TrustCo Bank Corp. NY	339	2
* Republic First Bancorp Inc.	870	2
OFG Bancorp	158	2
Franklin Resources Inc.	100	2
Northwest Bancshares Inc.	200	2
Home Bancorp Inc.	76	2
PacWest Bancorp	100	2
THL Credit Inc.	600	2
Broadmark Realty Capital Inc.	200	2
CVB Financial Corp.	100	2
Hilltop Holdings Inc.	100	2
Meta Financial Group Inc.	100	2
Nelnet Inc. Class A	38	2
Oaktree Specialty Lending Corp.	400	2
Simmons First National Corp. Class A	100	2
KKR Real Estate Finance Trust Inc.	100	2
* Sixth Street Specialty Lending Inc.	100	2
Trustmark Corp.	66	2
* MBIA Inc.	220	2
Home BancShares Inc.	99	2
TCF Financial Corp.	50	1
* Columbia Financial Inc.	100	1
WisdomTree Investments Inc.	400	1
MFA Financial Inc.	500	1
Cadence BanCorp Class A	132	1
WesBanco Inc.	57	1
People's United Financial Inc.	100	1
PennantPark Investment Corp.	300	1
Gladstone Investment Corp.	100	1
Oxford Square Capital Corp.	352	1
ARMOUR Residential REIT Inc.	100	1
BGC Partners Inc. Class A	300	1
Valley National Bancorp	100	1
Old Second Bancorp Inc.	100	1

Granite Point Mortgage Trust Inc.	100	1
* Cannae Holdings Inc.	17	1
Annaly Capital Management Inc.	100	1
Prospect Capital Corp.	100	1
United Bankshares Inc.	18	—
* LendingClub Corp.	100	—
American Equity Investment Life Holding Co.	18	—
Invesco Mortgage Capital Inc.	109	—
* Premier Financial Corp.	23	—
Westwood Holdings Group Inc.	25	—
Oppenheimer Holdings Inc. Class A	13	—
Veritex Holdings Inc.	11	—
AG Mortgage Investment Trust Inc.	38	—
Evercore Inc. Class A	1	—
* Spirit of Texas Bancshares Inc.	1	—
		1,082,126
Health Care (14.8%)
Johnson & Johnson	1,340,030	188,448
UnitedHealth Group Inc.	487,090	143,667
Merck & Co. Inc.	1,562,846	120,855
AbbVie Inc.	1,143,463	112,265
Eli Lilly and Co.	476,580	78,245
Pfizer Inc.	2,036,383	66,590
Abbott Laboratories	699,411	63,947
Amgen Inc.	194,035	45,765
Medtronic plc	479,342	43,956
CVS Health Corp.	647,639	42,077
Cardinal Health Inc.	731,887	38,197
* Biogen Inc.	130,823	35,002
Bristol-Myers Squibb Co.	585,147	34,407
Thermo Fisher Scientific Inc.	93,883	34,018
Cigna Corp.	167,609	31,452
AmerisourceBergen Corp. Class A	291,841	29,409
Gilead Sciences Inc.	379,801	29,222
Humana Inc.	72,297	28,033
* Vertex Pharmaceuticals Inc.	93,414	27,119
* IQVIA Holdings Inc.	180,971	25,676
Agilent Technologies Inc.	290,241	25,649
* Align Technology Inc.	92,736	25,450
* DaVita Inc.	295,867	23,415
Danaher Corp.	116,022	20,516
HCA Healthcare Inc.	206,778	20,070
Zoetis Inc.	133,690	18,321
* Intuitive Surgical Inc.	31,619	18,017
Stryker Corp.	97,989	17,657
* Incyte Corp.	151,089	15,709
Anthem Inc.	56,998	14,989
* Edwards Lifesciences Corp.	212,626	14,695
STERIS plc	85,868	13,176
Baxter International Inc.	150,725	12,977
McKesson Corp.	83,697	12,841
* Henry Schein Inc.	210,570	12,295
* Varian Medical Systems Inc.	90,343	11,069
* Hologic Inc.	174,900	9,969
* Boston Scientific Corp.	277,161	9,731
Zimmer Biomet Holdings Inc.	64,494	7,698
* DexCom Inc.	17,180	6,965

	ResMed Inc.	33,260	6,386
	Quest Diagnostics Inc.	54,860	6,252
*	Regeneron Pharmaceuticals Inc.	9,680	6,037
	Becton Dickinson and Co.	24,854	5,947
	Cerner Corp.	82,980	5,688
*	Mettler-Toledo International Inc.	6,176	4,975
*	Illumina Inc.	10,662	3,949
	Universal Health Services Inc. Class B	37,637	3,496
*	ACADIA Pharmaceuticals Inc.	71,400	3,461
*	Molina Healthcare Inc.	19,100	3,399
*	Centene Corp.	53,270	3,385
*	Sage Therapeutics Inc.	72,800	3,027
	Dentsply Sirona Inc.	65,700	2,895
*	IDEXX Laboratories Inc.	8,614	2,844
*	Karyopharm Therapeutics Inc.	122,800	2,326
*	Alexion Pharmaceuticals Inc.	19,510	2,190
*	ABIOMED Inc.	8,550	2,065
	Bruker Corp.	49,400	2,010
*	Amicus Therapeutics Inc.	120,400	1,816
*	Horizon Therapeutics plc	32,500	1,806
*	Halozyme Therapeutics Inc.	67,100	1,799
*	Zogenix Inc.	64,900	1,753
*	Pacira BioSciences Inc.	30,600	1,606
*	CRISPR Therapeutics AG	20,900	1,536
*	Amedisys Inc.	6,915	1,373
*	Immunomedics Inc.	38,400	1,361
*	Editas Medicine Inc.	40,400	1,195
*	Ultragenyx Pharmaceutical Inc.	11,100	868
*	Biohaven Pharmaceutical Holding Co. Ltd.	10,500	768
*	Fate Therapeutics Inc.	22,300	765
*,^	CEL-SCI Corp.	50,900	759
*	Myriad Genetics Inc.	66,500	754
*	Medpace Holdings Inc.	7,900	735
*	LivaNova plc	13,400	645
*	Lannett Co. Inc.	88,200	640
*	Axsome Therapeutics Inc.	7,700	634
*	Retrophin Inc.	30,700	627
*	Global Blood Therapeutics Inc.	9,900	625
*	Arrowhead Pharmaceuticals Inc.	13,200	570
*	Corbus Pharmaceuticals Holdings Inc.	66,700	560
*	Heron Therapeutics Inc.	37,300	549
*	Akebia Therapeutics Inc.	39,616	538
*	Insulet Corp.	2,700	525
*	Neogen Corp.	6,300	489
*	Acceleron Pharma Inc.	4,857	463
*	United Therapeutics Corp.	3,800	460
*	Teladoc Health Inc.	2,340	447
*	CareDx Inc.	11,700	415
*	Twist Bioscience Corp.	8,700	394
*	Neurocrine Biosciences Inc.	3,200	390
	Perrigo Co. plc	6,600	365
	Encompass Health Corp.	5,600	347
*	AMAG Pharmaceuticals Inc.	44,700	342
*	PTC Therapeutics Inc.	6,700	340
*	Natera Inc.	6,800	339
*	Taro Pharmaceutical Industries Ltd.	5,024	334
*	Omeros Corp.	22,600	333

* Coherus Biosciences Inc.	18,000	321
* Triple-S Management Corp. Class B	14,900	283
* ChemoCentryx Inc.	4,900	282
* Elanco Animal Health Inc.	12,700	272
* Akcea Therapeutics Inc.	19,400	266
* Reata Pharmaceuticals Inc. Class A	1,700	265
* Assertio Holdings Inc	300,500	257
* MyoKardia Inc.	2,500	242
* Ardelyx Inc.	34,300	237
* Shockwave Medical Inc.	4,800	227
* HMS Holdings Corp.	6,900	223
* Mersana Therapeutics Inc.	9,300	218
* STAAR Surgical Co.	3,500	215
* Paratek Pharmaceuticals Inc.	38,820	203
* Momenta Pharmaceuticals Inc.	6,000	200
* Alkermes plc	9,500	184
* Catalyst Pharmaceuticals Inc.	39,500	182
* Recro Pharma Inc.	39,400	179
* AnaptysBio Inc.	7,800	174
* AtriCure Inc.	3,800	171
* Cymabay Therapeutics Inc.	48,900	171
* Ionis Pharmaceuticals Inc.	2,700	159
* Dicerna Pharmaceuticals Inc.	6,000	152
* PetIQ Inc.	4,300	150
* Cerus Corp.	21,800	144
* IVERIC bio Inc.	27,400	140
* Deciphera Pharmaceuticals Inc.	2,200	131
* Intra-Cellular Therapies Inc.	5,100	131
* Aimmune Therapeutics Inc.	7,600	127
* Magellan Health Inc.	1,686	123
* Insmed Inc.	4,201	116
* TG Therapeutics Inc.	5,700	111
* Kura Oncology Inc.	6,682	109
* Spectrum Pharmaceuticals Inc.	30,426	103
* Principia Biopharma Inc.	1,700	102
* Xeris Pharmaceuticals Inc.	37,100	99
* Avanos Medical Inc.	3,300	97
* Intercept Pharmaceuticals Inc.	2,000	96
* Nevro Corp.	762	91
* QIAGEN NV	1,900	81
* Kodiak Sciences Inc.	1,502	81
* Flexion Therapeutics Inc.	6,000	79
* PRA Health Sciences Inc.	800	78
* CryoPort Inc.	2,513	76
Luminex Corp.	2,300	75
* Nektar Therapeutics Class A	3,200	74
* Natus Medical Inc.	3,393	74
* Envista Holdings Corp.	3,500	74
* Alcon Inc.	1,200	69
* Inogen Inc.	1,900	67
* Tactile Systems Technology Inc.	1,616	67
* Vanda Pharmaceuticals Inc.	5,800	66
* Premier Inc. Class A	1,800	62
* Cara Therapeutics Inc.	3,349	57
* Lexicon Pharmaceuticals Inc.	26,800	53
* Zymeworks Inc.	1,400	50
* Syndax Pharmaceuticals Inc.	3,400	50

*	Allscripts Healthcare Solutions Inc.	7,200	49
	Chemed Corp.	100	45
*	AngioDynamics Inc.	4,357	44
*	Bluebird Bio Inc.	700	43
*	Varex Imaging Corp.	2,800	42
*	CytomX Therapeutics Inc.	4,717	39
*	Corcept Therapeutics Inc.	2,300	39
*	Radius Health Inc.	2,700	37
*	Innoviva Inc.	2,600	36
*,^	AcelRx Pharmaceuticals Inc.	29,064	35
*,^	PolarityTE Inc.	26,600	33
*	GlycoMimetics Inc.	7,800	29
*	HealthStream Inc.	1,300	29
	Cooper Cos. Inc.	100	28
*	OraSure Technologies Inc.	2,100	24
*	Veeva Systems Inc. Class A	100	23
*	Masimo Corp.	100	23
*	Solid Biosciences Inc.	6,900	20
*	BioDelivery Sciences International Inc.	4,600	20
*	Waters Corp.	100	18
*	Penumbra Inc.	100	18
*	Charles River Laboratories International Inc.	100	17
*	Laboratory Corp. of America Holdings	100	17
*	Seres Therapeutics Inc.	3,400	16
*	Sarepta Therapeutics Inc.	100	16
*	Arcus Biosciences Inc.	600	15
*	Alnylam Pharmaceuticals Inc.	100	15
*	Eagle Pharmaceuticals Inc.	300	14
*	Bio-Rad Laboratories Inc. Class A	28	13
*	BioMarin Pharmaceutical Inc.	100	12
*	WaVe Life Sciences Ltd.	1,129	12
*	Calyxt Inc.	2,333	12
*	NextGen Healthcare Inc.	1,000	11
	Hill-Rom Holdings Inc.	100	11
*	Dynavax Technologies Corp.	1,200	11
*	Theravance Biopharma Inc.	500	10
*	Haemonetics Corp.	100	9
*	NextCure Inc.	400	9
*	Orthofix Medical Inc.	260	8
*	ICON plc	47	8
*	Emergent BioSolutions Inc.	100	8
*	Syros Pharmaceuticals Inc.	700	7
*	Catalent Inc.	99	7
*	Marinus Pharmaceuticals Inc.	2,800	7
*	Omnicell Inc.	100	7
*	R1 RCM Inc.	600	7
*	Vocera Communications Inc.	300	6
*	Novocure Ltd.	100	6
*	Syneos Health Inc.	100	6
*	Oxford Immunotec Global plc	428	6
	PerkinElmer Inc.	56	5
*	Optinose Inc.	700	5
*	Esperion Therapeutics Inc.	100	5
*	Aeglea BioTherapeutics Inc.	532	5
*	Adaptive Biotechnologies Corp.	100	5
*	Repligen Corp.	39	5
*	Globus Medical Inc.	100	5

* Integra LifeSciences Holdings Corp.	100	5
* Arcturus Therapeutics Holdings Inc.	100	5
* Merit Medical Systems Inc.	100	5
* Surmodics Inc.	100	4
* Exact Sciences Corp.	45	4
* Anika Therapeutics Inc.	100	4
* Prestige Consumer Healthcare Inc.	100	4
* REGENXBIO Inc.	100	4
* Tenet Healthcare Corp.	200	4
* Portola Pharmaceuticals Inc.	200	4
* Protagonist Therapeutics Inc.	200	4
* Moderna Inc.	55	4
* Meridian Bioscience Inc.	150	3
* Tyme Technologies Inc.	2,608	3
* MEDNAX Inc.	200	3
* Hanger Inc.	200	3
* Apellis Pharmaceuticals Inc.	100	3
* Aurinia Pharmaceuticals Inc.	200	3
* ANI Pharmaceuticals Inc.	100	3
* Mylan NV	200	3
* uniQure NV	68	3
* Wright Medical Group NV	100	3
* Compugen Ltd.	193	3
* Molecular Templates Inc.	200	3
* Iovance Biotherapeutics Inc.	100	3
* Inovio Pharmaceuticals Inc.	97	3
* Veracyte Inc.	100	3
* Voyager Therapeutics Inc.	200	3
* Sorrento Therapeutics Inc.	400	3
* MeiraGTx Holdings plc	200	3
* Five Prime Therapeutics Inc.	400	2
* Athenex Inc.	173	2
* Supernus Pharmaceuticals Inc.	100	2
* Exelixis Inc.	100	2
* Agenus Inc.	600	2
* Cytokinetics Inc.	100	2
* Quotient Ltd.	300	2
Patterson Cos. Inc.	100	2
Phibro Animal Health Corp. Class A	82	2
* FONAR Corp.	100	2
* CorVel Corp.	30	2
* MannKind Corp.	1,200	2
* Rocket Pharmaceuticals Inc.	100	2
* Prothena Corp. plc	200	2
* Adverum Biotechnologies Inc	100	2
* Puma Biotechnology Inc.	200	2
* Aptinyx Inc.	500	2
* Jounce Therapeutics Inc.	300	2
* Myovant Sciences Ltd.	100	2
* Concert Pharmaceuticals Inc.	200	2
* Pacific Biosciences of California Inc.	570	2
* American Renal Associates Holdings Inc.	300	2
* Abeona Therapeutics Inc.	662	2
* Eiger BioPharmaceuticals Inc	200	2
* Assembly Biosciences Inc.	80	2
* Chimerix Inc.	600	2
* Aquestive Therapeutics Inc.	381	2

*	Bausch Health Cos. Inc.	100	2
*	Covetrus Inc.	100	2
*	Fluidigm Corp.	440	2
*	Affimed NV	380	2
*	Integer Holdings Corp.	24	2
*	Collegium Pharmaceutical Inc.	100	2
*	Avantor Inc.	100	2
*	Pfenex Inc.	200	2
*	Calithera Biosciences Inc.	300	2
*	PDS Biotechnology Corp.	765	2
	Owens & Minor Inc.	200	2
*	CTI BioPharma Corp.	1,300	2
*	Select Medical Holdings Corp.	100	1
*	GenMark Diagnostics Inc.	100	1
*	Lantheus Holdings Inc.	100	1
*	Evolent Health Inc. Class A	200	1
*	Option Care Health Inc.	100	1
*	Avid Bioservices Inc.	210	1
*	XBiotech Inc.	100	1
*	Intersect ENT Inc.	100	1
*	Kindred Biosciences Inc.	300	1
*	Bellicum Pharmaceuticals Inc.	175	1
	Invacare Corp.	200	1
*	Strongbridge Biopharma plc	335	1
*	Xenon Pharmaceuticals Inc.	100	1
*	ProQR Therapeutics NV	205	1
*	Tivity Health Inc.	100	1
*	Enzo Biochem Inc.	500	1
*	Ironwood Pharmaceuticals Inc.	100	1
*	Endo International plc	300	1
*	La Jolla Pharmaceutical Co.	240	1
*	ElectroCore Inc.	1,186	1
*	Amneal Pharmaceuticals Inc.	200	1
*	vTv Therapeutics Inc. Class A	406	1
*	ImmunoGen Inc.	194	1
*	Rockwell Medical Inc.	436	1
*	Sientra Inc.	206	1
*	Sesen Bio Inc.	1,100	1
*	Aduro Biotech Inc.	336	1
	LeMaitre Vascular Inc.	27	1
*	Genocea Biosciences Inc.	300	1
*	Clovis Oncology Inc.	100	1
*	RTI Surgical Holdings Inc.	195	1
*	Cross Country Healthcare Inc.	100	1
*	Cronos Group Inc.	100	1
*	Accuray Inc.	246	1
*	Precigen Inc.	100	1
*	BioCryst Pharmaceuticals Inc.	100	—
*	Cutera Inc.	32	—
*	VBI Vaccines Inc.	100	—
*	Oncternal Therapeutics Inc.	100	—
*	Fortress Biotech Inc	100	—
*	Neoleukin Therapeutics Inc.	15	—
*	Durect Corp.	100	—
*	NuVasive Inc.	4	—
*,§ Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024		400	—
*	Arbutus Biopharma Corp.	100	—

*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		200	—
*	Senseonics Holdings Inc.	400	—
	Computer Programs and Systems Inc.	5	—
*	Mallinckrodt plc	9	—
*	Five Star Senior Living Inc.	6	—
*	Baudax Bio Inc.	4	—
*	Viveve Medical Inc.	1	—
			1,639,572
Industrials (7.7%)
	Lockheed Martin Corp.	206,306	75,285
	Union Pacific Corp.	388,189	65,631
	Rockwell Automation Inc.	266,051	56,669
	Honeywell International Inc.	349,855	50,586
	United Parcel Service Inc. Class B	331,989	36,911
	General Electric Co.	4,572,515	31,230
	Johnson Controls International plc	881,258	30,086
	Northrop Grumman Corp.	94,875	29,168
	Expeditors International of Washington Inc.	363,209	27,618
	WW Grainger Inc.	86,942	27,314
	Masco Corp.	525,945	26,408
	Illinois Tool Works Inc.	138,428	24,204
	Raytheon Technologies Corp.	356,209	21,950
	Dover Corp.	224,670	21,694
	AMETEK Inc.	224,790	20,089
	Nielsen Holdings plc	1,186,909	17,637
	Boeing Co.	84,593	15,506
	Cintas Corp.	52,460	13,973
	Jacobs Engineering Group Inc.	156,040	13,232
	Roper Technologies Inc.	33,854	13,144
	Verisk Analytics Inc. Class A	75,584	12,864
	PACCAR Inc.	161,815	12,112
	Fastenal Co.	276,720	11,855
	Emerson Electric Co.	178,956	11,101
	Quanta Services Inc.	279,440	10,962
	Waste Management Inc.	96,300	10,199
	3M Co.	63,992	9,982
	Trane Technologies plc	111,000	9,877
	Allegion plc	85,390	8,729
*	Copart Inc.	99,670	8,300
	Republic Services Inc. Class A	97,310	7,984
	Eaton Corp. plc	90,780	7,941
	Alaska Air Group Inc.	214,030	7,761
	Otis Worldwide Corp.	130,170	7,401
*	Ingersoll Rand Inc.	262,560	7,383
	Carrier Global Corp.	264,440	5,876
	Allison Transmission Holdings Inc.	144,658	5,321
	Cummins Inc.	29,900	5,180
	Stanley Black & Decker Inc.	36,200	5,046
	Robert Half International Inc.	93,954	4,964
	Equifax Inc.	26,330	4,526
	Delta Air Lines Inc.	147,400	4,135
	Old Dominion Freight Line Inc.	23,936	4,059
	Southwest Airlines Co.	115,920	3,962
	Pentair plc	97,062	3,687
	General Dynamics Corp.	24,135	3,607
	TransDigm Group Inc.	8,120	3,589
*	Lyft Inc. Class A	92,800	3,063

JB Hunt Transport Services Inc.	24,090	2,899
* HD Supply Holdings Inc.	76,600	2,654
CoreLogic Inc.	36,700	2,467
CH Robinson Worldwide Inc.	30,800	2,435
Parker-Hannifin Corp.	12,760	2,339
Knight-Swift Transportation Holdings Inc.	55,704	2,323
nVent Electric plc	123,354	2,310
* IAA Inc.	39,000	1,504
Rollins Inc.	31,859	1,351
TransUnion	14,300	1,245
Spirit AeroSystems Holdings Inc. Class A	48,900	1,171
A O Smith Corp.	22,600	1,065
Werner Enterprises Inc.	22,000	958
* Resideo Technologies Inc.	69,200	811
Ritchie Bros Auctioneers Inc.	19,200	784
* Aerojet Rocketdyne Holdings Inc.	19,700	781
Textron Inc.	23,400	770
Acuity Brands Inc.	5,200	498
Advanced Drainage Systems Inc.	9,200	454
* Great Lakes Dredge & Dock Corp.	35,800	332
ArcBest Corp.	12,140	322
Lindsay Corp.	3,400	314
Curtiss-Wright Corp.	3,224	288
Norfolk Southern Corp.	1,500	263
Moog Inc. Class A	4,833	256
Arcosa Inc.	5,100	215
* Plug Power Inc.	25,200	207
* Kirby Corp.	3,400	182
McGrath RentCorp	3,100	167
Schneider National Inc. Class B	6,700	165
* AerCap Holdings NV	4,300	132
HNI Corp.	4,300	131
* Huron Consulting Group Inc.	2,900	128
Owens Corning	2,300	128
Knoll Inc.	10,100	123
Forward Air Corp.	2,200	110
EnPro Industries Inc.	2,100	104
Armstrong World Industries Inc.	1,266	99
Huntington Ingalls Industries Inc.	501	87
Fluor Corp.	7,100	86
Korn Ferry	2,700	83
* Kratos Defense & Security Solutions Inc.	4,900	77
Primoris Services Corp.	4,300	76
ADT Inc.	9,500	76
Healthcare Services Group Inc.	3,000	73
Altra Industrial Motion Corp.	2,000	64
ManpowerGroup Inc.	900	62
ITT Inc.	1,000	59
Exponent Inc.	700	57
Interface Inc. Class A	6,641	54
* Builders FirstSource Inc.	2,600	54
Comfort Systems USA Inc.	1,300	53
* BrightView Holdings Inc.	4,500	50
Heidrick & Struggles International Inc.	2,314	50
Kforce Inc.	1,524	45
Mobile Mini Inc.	1,500	44
* Forrester Research Inc.	1,357	43

*	Astronics Corp.	3,800	40
*	Gibraltar Industries Inc.	800	38
*	Manitowoc Co. Inc.	3,379	37
	Pitney Bowes Inc.	14,000	36
	Steelcase Inc. Class A	3,000	36
*	Harsco Corp.	2,670	36
*	NOW Inc.	3,664	32
*	Teledyne Technologies Inc.	100	31
	Quanex Building Products Corp.	2,200	31
*	BMC Stock Holdings Inc.	1,200	30
*	Northwest Pipe Co.	1,110	28
	Kimball International Inc. Class B	2,117	24
*	Tutor Perini Corp.	1,400	17
*	Sunrun Inc.	800	16
	Raven Industries Inc.	700	15
	Kansas City Southern	100	15
*	United Rentals Inc.	100	15
	FedEx Corp.	100	14
	Elbit Systems Ltd.	100	14
*	Thermon Group Holdings Inc.	927	14
	Quad/Graphics Inc.	3,921	13
	Caterpillar Inc.	100	13
	Hubbell Inc. Class B	100	13
	Snap-on Inc.	86	12
	Miller Industries Inc.	400	12
*	FTI Consulting Inc.	100	11
	ARC Document Solutions Inc.	11,400	11
	Landstar System Inc .	100	11
*	Generac Holdings Inc.	91	11
	Allegiant Travel Co.	100	11
*	Franklin Covey Co.	500	11
*,^	Energous Corp.	3,478	10
	John Bean Technologies Corp.	100	9
	Lincoln Electric Holdings Inc.	100	8
*	AeroVironment Inc.	100	8
	Caesarstone Ltd.	662	8
*	XPO Logistics Inc.	100	8
*	Cimpress plc	100	8
	IHS Markit Ltd.	100	8
	Westinghouse Air Brake Technologies Corp.	128	7
	Fortive Corp.	101	7
*	ASGN Inc.	100	7
	Canadian Pacific Railway Ltd.	26	7
	Toro Co.	100	7
	EMCOR Group Inc.	100	7
*	MRC Global Inc.	1,100	7
	Insperity Inc.	100	6
	EnerSys	100	6
	Fortune Brands Home & Security Inc.	100	6
	Applied Industrial Technologies Inc.	98	6
	Xylem Inc.	94	6
*	TriNet Group Inc.	100	6
*	Clean Harbors Inc.	100	6
*	Stericycle Inc.	100	6
*	Colfax Corp.	200	6
	AGCO Corp.	100	6
*	Kornit Digital Ltd.	100	5

Oshkosh Corp.	73	5
Resources Connection Inc.	412	5
Encore Wire Corp.	100	5
* Chart Industries Inc.	100	5
Graco Inc.	100	5
* Hub Group Inc. Class A	100	5
MSC Industrial Direct Co. Inc. Class A	65	5
Donaldson Co. Inc.	100	5
Brink's Co.	100	5
Timken Co.	100	5
Hexcel Corp.	100	5
* MasTec Inc.	100	5
* WESCO International Inc.	123	4
* Atlas Air Worldwide Holdings Inc.	100	4
Rush Enterprises Inc. Class A	100	4
* SPX Corp.	100	4
Barnes Group Inc.	100	4
CRA International Inc.	100	4
* SPX FLOW Inc.	100	4
Ennis Inc.	200	4
* United Airlines Holdings Inc.	100	3
* Aecom	92	3
Columbus McKinnon Corp.	100	3
* Axon Enterprise Inc.	34	3
* JELD-WEN Holding Inc.	200	3
* Foundation Building Materials Inc.	200	3
* Uber Technologies Inc.	100	3
* Titan Machinery Inc.	283	3
Macquarie Infrastructure Corp.	100	3
* TrueBlue Inc.	200	3
REV Group Inc.	500	3
Triton International Ltd.	100	3
* Advanced Disposal Services Inc.	100	3
Federal Signal Corp.	100	3
Air Lease Corp. Class A	100	3
Rexnord Corp.	100	3
* Upwork Inc.	200	3
Kennametal Inc.	100	3
Flowserve Corp.	100	3
* Navistar International Corp.	100	3
Luxfer Holdings plc	194	3
* Atkore International Group Inc.	100	3
Hillenbrand Inc.	100	3
Marten Transport Ltd.	100	3
Deere & Co.	16	3
* BlueLinx Holdings Inc.	290	3
* LB Foster Co. Class A	194	2
* GMS Inc.	100	2
* Textainer Group Holdings Ltd.	300	2
* American Superconductor Corp.	300	2
* TriMas Corp.	100	2
Herman Miller Inc.	100	2
Deluxe Corp.	100	2
* Air Transport Services Group Inc.	100	2
* CBIZ Inc.	91	2
* Echo Global Logistics Inc.	100	2
Trinity Industries Inc.	100	2

Wabash National Corp.	200	2
AAR Corp.	100	2
* Gates Industrial Corp. plc	200	2
* Commercial Vehicle Group Inc.	700	2
* Manitex International Inc.	400	2
* Meritor Inc.	100	2
Insteel Industries Inc.	100	2
* Orion Group Holdings Inc.	600	2
Tetra Tech Inc.	23	2
Maxar Technologies Inc.	100	2
Brady Corp. Class A	38	2
* USA Truck Inc.	224	2
* Mistras Group Inc.	426	2
* CAI International Inc.	100	2
Scorpio Bulkers Inc.	100	2
* Radiant Logistics Inc.	382	2
Universal Logistics Holdings Inc.	86	2
* CECO Environmental Corp.	225	1
* Howmet Aerospace Inc.	92	1
ACCO Brands Corp.	204	1
AZZ Inc.	41	1
* CNH Industrial NV	200	1
KAR Auction Services Inc.	100	1
Kelly Services Inc. Class A	84	1
Genco Shipping & Trading Ltd.	200	1
* Cornerstone Building Brands Inc.	200	1
* Evoqua Water Technologies Corp.	63	1
* DXP Enterprises Inc.	57	1
* YRC Worldwide Inc.	500	1
* Vivint Solar Inc.	92	1
* Corp America Airports SA	400	1
* Westport Fuel Systems Inc.	700	1
Atlas Corp.	111	1
CSX Corp.	12	1
* General Finance Corp.	100	1
* Sensata Technologies Holding plc	15	1
GrafTech International Ltd.	59	—
* Masonite International Corp.	6	—
* Babcock & Wilcox Enterprises Inc.	200	—
Briggs & Stratton Corp.	201	—
* Covenant Transportation Group Inc. Class A	14	—
Titan International Inc.	100	—
* Armstrong Flooring Inc.	25	—
* Shyft Group Inc.	1	—
		854,553
Information Technology (28.2%)
Microsoft Corp.	3,369,195	685,665
Apple Inc.	1,844,150	672,746
Visa Inc. Class A	734,037	141,794
Mastercard Inc. Class A	431,014	127,451
NVIDIA Corp.	270,922	102,926
Intel Corp.	1,655,901	99,073
* Adobe Inc.	222,694	96,941
QUALCOMM Inc.	1,047,060	95,502
Cisco Systems Inc.	1,491,981	69,586
Accenture plc Class A	258,978	55,608
* Advanced Micro Devices Inc.	1,009,227	53,095

Texas Instruments Inc.	416,680	52,906
Oracle Corp.	943,982	52,174
Lam Research Corp.	156,022	50,467
* Fortinet Inc.	345,957	47,490
* Cadence Design Systems Inc.	483,007	46,349
Citrix Systems Inc.	257,668	38,112
* VeriSign Inc.	182,275	37,700
* Autodesk Inc.	152,440	36,462
* PayPal Holdings Inc.	183,475	31,967
* Qorvo Inc.	285,002	31,501
* Synopsys Inc.	158,071	30,824
HP Inc.	1,491,484	25,997
Automatic Data Processing Inc.	169,940	25,302
Applied Materials Inc.	407,798	24,651
Broadcom Inc.	72,029	22,733
* salesforce.com Inc.	120,158	22,509
Microchip Technology Inc.	212,044	22,330
Leidos Holdings Inc.	220,574	20,661
Seagate Technology plc	420,535	20,358
Paychex Inc.	247,339	18,736
* ServiceNow Inc.	40,820	16,535
Intuit Inc.	49,224	14,580
Fidelity National Information Services Inc.	107,570	14,424
Motorola Solutions Inc.	97,755	13,698
Analog Devices Inc.	108,650	13,325
* Micron Technology Inc.	256,090	13,194
* Akamai Technologies Inc.	117,260	12,557
Maxim Integrated Products Inc.	195,866	11,871
NetApp Inc.	260,470	11,557
International Business Machines Corp.	88,836	10,729
NortonLifeLock Inc.	499,664	9,908
Jack Henry & Associates Inc.	42,418	7,806
Juniper Networks Inc.	337,900	7,724
* F5 Networks Inc.	50,800	7,086
Amphenol Corp. Class A	69,800	6,688
Teradyne Inc.	72,200	6,102
* Keysight Technologies Inc.	60,170	6,064
Xilinx Inc.	59,820	5,886
* Palo Alto Networks Inc.	24,100	5,535
Western Union Co.	203,200	4,393
* Inphi Corp.	37,200	4,371
Cognizant Technology Solutions Corp. Class A	71,330	4,053
Western Digital Corp.	85,762	3,786
* Square Inc.	25,600	2,686
* Black Knight Inc.	36,600	2,656
* Dropbox Inc. Class A	110,900	2,414
* Fiserv Inc.	23,728	2,316
* Atlassian Corp. plc Class A	12,500	2,253
* Pure Storage Inc. Class A	120,844	2,094
InterDigital Inc.	34,600	1,959
* Ciena Corp.	33,100	1,793
Perspecta Inc.	74,200	1,724
* FleetCor Technologies Inc.	6,760	1,700
TE Connectivity Ltd.	20,300	1,655
* GoDaddy Inc. Class A	22,300	1,635
* Anaplan Inc.	33,900	1,536
Amdocs Ltd.	24,300	1,479

* Blackline Inc.	17,264	1,431
Global Payments Inc.	8,171	1,386
* Dell Technologies Inc.	24,400	1,341
CDW Corp.	11,329	1,316
Cognex Corp.	18,100	1,081
Sabre Corp.	131,000	1,056
* MACOM Technology Solutions Holdings Inc.	28,600	982
* Tower Semiconductor Ltd.	47,319	903
* Workiva Inc.	16,200	867
DXC Technology Co.	52,300	863
Kulicke & Soffa Industries Inc.	41,300	860
FLIR Systems Inc.	21,200	860
* Tenable Holdings Inc.	28,800	859
* Synaptics Inc.	14,100	848
* 2U Inc.	21,400	812
* Ambarella Inc.	14,675	672
Genpact Ltd.	18,139	662
Xerox Holdings Corp.	41,200	630
* Flex Ltd.	56,500	579
* Qualys Inc.	5,500	572
* FireEye Inc.	37,100	452
* SVMK Inc.	18,300	431
* Medallia Inc.	16,400	414
* Unisys Corp.	35,600	388
* New Relic Inc.	5,500	379
* Ceridian HCM Holding Inc.	4,683	371
* Rambus Inc.	23,500	357
* Knowles Corp.	23,100	353
* Cirrus Logic Inc.	5,400	334
* Euronet Worldwide Inc.	3,400	326
* Coupa Software Inc.	1,165	323
ADTRAN Inc.	28,200	308
KBR Inc.	11,700	264
* Elastic NV	2,800	258
* Pluralsight Inc. Class A	13,800	249
* Smartsheet Inc. Class A	4,800	244
* CACI International Inc. Class A	1,100	239
* Extreme Networks Inc.	51,700	224
* LiveRamp Holdings Inc.	5,200	221
* SolarEdge Technologies Inc.	1,500	208
NIC Inc.	7,700	177
* DocuSign Inc. Class A	1,000	172
* Box Inc.	7,397	154
* MaxLinear Inc.	7,000	150
* 3D Systems Corp.	20,700	145
National Instruments Corp.	3,500	136
* Cornerstone OnDemand Inc.	3,400	131
Switch Inc.	7,000	125
* Endurance International Group Holdings Inc.	30,800	124
* SMART Global Holdings Inc.	4,400	120
Alliance Data Systems Corp.	2,400	108
Hollysys Automation Technologies Ltd.	7,800	104
* CommVault Systems Inc.	2,500	97
* Shopify Inc.	99	94
* Zoom Video Communications Inc. Class A	300	76
* GreenSky Inc. Class A	15,200	74
SYNNEX Corp.	600	72

Ituran Location and Control Ltd.	4,200	67
* Digimarc Corp.	3,900	62
* eGain Corp.	5,503	61
* Bottomline Technologies DE Inc.	1,100	56
* BlackBerry Ltd.	11,300	55
* NeoPhotonics Corp.	6,200	55
NVE Corp.	882	55
* Tucows Inc. Class A	900	52
* Conduent Inc.	20,300	49
* PagerDuty Inc.	1,600	46
* Xperi Holding Corp	3,000	44
Avnet Inc.	1,500	42
* FormFactor Inc.	1,400	41
* Viavi Solutions Inc.	3,100	40
* Yext Inc.	2,300	38
* Zuora Inc. Class A	2,600	33
* Ribbon Communications Inc.	7,717	30
Hackett Group Inc.	1,903	26
* Zebra Technologies Corp.	100	26
* Trimble Inc.	550	24
* Splunk Inc.	100	20
* Brightcove Inc.	2,500	20
KLA Corp.	100	19
* Workday Inc. Class A	100	19
VirnetX Holding Corp.	2,698	18
* Appfolio Inc.	100	16
* Asure Software Inc.	2,396	15
Universal Display Corp.	100	15
* Avalara Inc.	100	13
Skyworks Solutions Inc.	100	13
Broadridge Financial Solutions Inc.	100	13
* Sanmina Corp.	500	13
* Vishay Precision Group Inc.	496	12
* MicroStrategy Inc.	100	12
NXP Semiconductors NV	100	11
MKS Instruments Inc.	100	11
* Proofpoint Inc.	100	11
* Aspen Technology Inc.	100	10
* CyberArk Software Ltd.	100	10
* Manhattan Associates Inc.	100	9
LogMeIn Inc.	100	8
Booz Allen Hamilton Holding Corp. Class A	100	8
* Gartner Inc.	63	8
Vishay Intertechnology Inc.	500	8
* SPS Commerce Inc.	100	8
* Cardtronics plc Class A	300	7
* Arrow Electronics Inc.	100	7
* Advanced Energy Industries Inc.	100	7
* Rosetta Stone Inc.	400	7
* Acacia Communications Inc.	100	7
Dolby Laboratories Inc. Class A	100	7
* RealPage Inc.	100	7
* Iteris Inc.	1,353	6
* DSP Group Inc.	400	6
* J2 Global Inc.	100	6
Badger Meter Inc.	100	6
* Cree Inc.	100	6

* Tufin Software Technologies Ltd.	603	6
Blackbaud Inc.	100	6
SS&C Technologies Holdings Inc.	100	6
* Semtech Corp.	100	5
* Appian Corp. Class A	100	5
* First Solar Inc.	100	5
* Sailpoint Technologies Holdings Inc.	186	5
* Nova Measuring Instruments Ltd.	100	5
* Infinera Corp.	800	5
* Verint Systems Inc.	100	5
Brooks Automation Inc.	100	4
* Mimecast Ltd.	100	4
CDK Global Inc.	100	4
CSG Systems International Inc.	100	4
* Cerence Inc.	100	4
* Check Point Software Technologies Ltd.	37	4
Progress Software Corp.	100	4
* Canadian Solar Inc.	200	4
* CEVA Inc.	100	4
* SolarWinds Corp.	200	4
* Onto Innovation Inc.	100	3
* Arista Networks Inc.	16	3
* Model N Inc.	94	3
* Applied Optoelectronics Inc.	300	3
Jabil Inc.	100	3
* ChannelAdvisor Corp.	200	3
* Slack Technologies Inc. Class A	100	3
QAD Inc. Class A	75	3
Belden Inc.	88	3
* Super Micro Computer Inc.	100	3
* EchoStar Corp. Class A	100	3
* Impinj Inc.	100	3
* ePlus Inc.	37	3
Corning Inc.	100	3
* NetScout Systems Inc.	100	3
Camtek Ltd.	200	3
* Digital Turbine Inc.	200	3
* Amkor Technology Inc.	200	2
* Diebold Nixdorf Inc.	400	2
* ScanSource Inc.	100	2
* Nutanix Inc.	100	2
* Radware Ltd.	100	2
* SunPower Corp.	300	2
* Nuance Communications Inc.	89	2
* Alpha & Omega Semiconductor Ltd.	200	2
* Benefitfocus Inc.	200	2
* Teradata Corp.	100	2
* Casa Systems Inc.	500	2
* Zix Corp.	300	2
* Verra Mobility Corp. Class A	200	2
* Celestica Inc.	300	2
* NCR Corp.	114	2
GlobalSCAPE Inc.	200	2
* Photronics Inc.	170	2
* Evo Payments Inc. Class A	81	2
Cohu Inc.	100	2
Comtech Telecommunications Corp.	100	2

* Kopin Corp.	1,214	2
* CalAmp Corp.	200	2
* A10 Networks Inc.	226	2
* MobileIron Inc.	300	1
* Mitek Systems Inc.	137	1
* Fitbit Inc.	200	1
* MoneyGram International Inc.	400	1
* Immersion Corp.	202	1
* Avaya Holdings Corp.	100	1
Benchmark Electronics Inc.	55	1
ManTech International Corp. Class A	17	1
* Net 1 UEPS Technologies Inc.	372	1
Daktronics Inc.	239	1
* Arlo Technologies Inc.	400	1
* ViaSat Inc.	26	1
* Harmonic Inc.	200	1
* CommScope Holding Co. Inc.	100	1
* Telenav Inc.	100	1
* Axcelis Technologies Inc.	10	—
* Ideanomics Inc.	100	—
* Sierra Wireless Inc.	15	—
* Calix Inc.	9	—
* EMCORE Corp.	20	—
		3,127,876
Materials (2.1%)
Linde plc	186,865	39,636
Vulcan Materials Co.	210,714	24,411
Ball Corp.	340,183	23,639
Sealed Air Corp.	672,726	22,099
DuPont de Nemours Inc.	383,945	20,399
Dow Inc.	477,998	19,483
Sherwin-Williams Co.	19,571	11,309
Corteva Inc.	323,603	8,669
Avery Dennison Corp.	75,733	8,640
FMC Corp.	57,480	5,726
Newmont Corp.	87,960	5,431
Martin Marietta Materials Inc.	25,593	5,287
CF Industries Holdings Inc.	187,200	5,268
PPG Industries Inc.	46,700	4,953
Steel Dynamics Inc.	134,800	3,517
Eastman Chemical Co.	46,000	3,203
Air Products & Chemicals Inc.	10,307	2,489
Nucor Corp.	49,000	2,029
Ashland Global Holdings Inc.	25,200	1,741
Huntsman Corp.	90,400	1,624
Commercial Metals Co.	61,606	1,257
Louisiana-Pacific Corp.	44,700	1,147
Reliance Steel & Aluminum Co.	11,000	1,044
* Ingevity Corp.	19,000	999
Graphic Packaging Holding Co.	64,100	897
W R Grace & Co.	15,500	788
* Alcoa Corp.	53,700	604
Scotts Miracle -Gro Co.	4,096	551
Valvoline Inc.	27,700	535
International Paper Co.	11,000	387
Warrior Met Coal Inc.	22,900	352
PolyOne Corp.	11,000	289

^ Nutrien Ltd.	8,900	286
Mosaic Co.	22,000	275
Wheaton Precious Metals Corp.	4,900	216
* Allegheny Technologies Inc.	20,200	206
* Crown Holdings Inc.	2,700	176
* Axalta Coating Systems Ltd.	6,800	153
RPM International Inc.	1,800	135
Schnitzer Steel Industries Inc.	7,400	131
Orion Engineered Carbons SA	10,200	108
Franco-Nevada Corp.	600	84
* Forterra Inc.	7,000	78
Carpenter Technology Corp.	3,100	75
* Coeur Mining Inc.	13,500	69
Myers Industries Inc.	4,404	64
Haynes International Inc.	1,600	37
Materion Corp.	400	25
Albemarle Corp.	300	23
Ecolab Inc.	100	20
Osisko Gold Royalties Ltd.	1,800	18
Advanced Emissions Solutions Inc.	3,200	16
Royal Gold Inc.	100	12
* Resolute Forest Products Inc.	5,300	11
* Contura Energy Inc.	2,700	8
Tredegar Corp.	500	8
LyondellBasell Industries NV	100	7
Agnico Eagle Mines Ltd.	100	6
* IAMGOLD Corp.	1,600	6
Minerals Technologies Inc.	100	5
* Berry Global Group Inc.	100	4
Southern Copper Corp.	100	4
Worthington Industries Inc.	100	4
Greif Inc. Class A	100	3
Silgan Holdings Inc.	100	3
* Amcor plc	300	3
Westrock Co.	100	3
Barrick Gold Corp.	100	3
* PQ Group Holdings Inc.	200	3
Verso Corp.	199	2
* AdvanSix Inc.	200	2
* Constellium SE Class A	300	2
Israel Chemicals Ltd.	727	2
Trinseo SA	100	2
* Gold Standard Ventures Corp.	2,476	2
Methanex Corp.	100	2
O-I Glass Inc.	200	2
* Seabridge Gold Inc.	100	2
* Flotek Industries Inc.	1,453	2
Mercer International Inc.	200	2
SunCoke Energy Inc.	500	1
* Pretium Resources Inc.	165	1
Freeport-McMoRan Inc.	100	1
Olin Corp.	100	1
* Ryerson Holding Corp.	201	1
* First Majestic Silver Corp.	100	1
Hecla Mining Co.	300	1
* Novagold Resources Inc.	100	1
Celanese Corp. Class A	10	1

*	Amyris Inc.	200	1
*	Ferroglobe plc	1,600	1
	Nexa Resources SA	116	1
	Chemours Co.	44	1
	Cleveland-Cliffs Inc.	120	1
*	Intrepid Potash Inc.	500	1
*	Arconic Corp.	23	—
*,§ Ferroglobe Representation & Warranty		48,731	—
			230,728
Other (0.2%)
	SPDR S&P 500 ETF Trust	57,500	17,731
*,§ Stemline Therapeutics Inc. CVR		200	—
*,§ Biosante Pharmaceutical Inc. CVR		4,189	—
			17,731
Real Estate (2.5%)
	American Tower Corp.	151,470	39,161
	Crown Castle International Corp.	172,458	28,861
	Equinix Inc.	31,622	22,208
	Iron Mountain Inc.	697,681	18,210
	Boston Properties Inc.	196,974	17,803
	Regency Centers Corp.	385,394	17,686
	Mid-America Apartment Communities Inc.	152,606	17,499
	Kimco Realty Corp.	1,092,140	14,023
	SBA Communications Corp. Class A	44,541	13,270
	Public Storage	59,428	11,404
	Simon Property Group Inc.	139,714	9,554
	Healthpeak Properties Inc.	333,210	9,183
	Weyerhaeuser Co.	391,193	8,786
	Ventas Inc.	191,835	7,025
	Equity Residential	103,900	6,111
	Apartment Investment and Management Co.	153,200	5,766
	AvalonBay Communities Inc.	30,083	4,652
	SL Green Realty Corp.	83,594	4,120
	Prologis Inc.	42,530	3,969
	Realty Income Corp.	47,100	2,802
	Duke Realty Corp.	77,500	2,743
	UDR Inc.	67,990	2,541
	Vornado Realty Trust	53,628	2,049
	Extra Space Storage Inc.	15,600	1,441
	Douglas Emmett Inc.	27,800	852
^	Macerich Co.	90,730	814
	American Campus Communities Inc.	16,100	563
	VICI Properties Inc.	21,500	434
	Camden Property Trust	4,402	402
	Omega Healthcare Investors Inc.	11,479	341
	Essex Property Trust Inc.	1,000	229
	Equity Commonwealth	6,832	220
	Realogy Holdings Corp.	24,600	182
	Kilroy Realty Corp.	3,100	182
	CareTrust REIT Inc.	9,650	166
	JBG SMITH Properties	5,600	166
	Brixmor Property Group Inc.	12,500	160
	QTS Realty Trust Inc. Class A	2,300	147
*	Cushman & Wakefield plc	10,254	128
	Agree Realty Corp.	1,900	125
	Uniti Group Inc.	13,300	124

Urban Edge Properties	10,000	119
Americold Realty Trust	3,100	113
Alexander & Baldwin Inc.	7,800	95
American Assets Trust Inc.	2,800	78
Healthcare Trust of America Inc. Class A	2,840	75
VEREIT Inc.	8,700	56
Corporate Office Properties Trust	2,200	56
EastGroup Properties Inc.	400	47
Innovative Industrial Properties Inc.	500	44
SITE Centers Corp.	5,100	41
Retail Opportunity Investments Corp.	2,800	32
Newmark Group Inc. Class A	6,112	30
Paramount Group Inc.	3,600	28
Acadia Realty Trust	2,100	27
MGM Growth Properties LLC Class A	1,000	27
City Office REIT Inc.	2,700	27
Urstadt Biddle Properties Inc. Class A	2,210	26
CorEnergy Infrastructure Trust Inc.	2,200	20
Armada Hoffler Properties Inc.	1,600	16
Digital Realty Trust Inc.	100	14
Retail Properties of America Inc.	1,900	14
Sun Communities Inc.	100	14
* St. Joe Co.	600	12
Ryman Hospitality Properties Inc.	320	11
Retail Value Inc.	864	11
Life Storage Inc.	100	10
Colony Capital Inc.	3,300	8
Lamar Advertising Co. Class A	100	7
Equity LifeStyle Properties Inc.	100	6
Federal Realty Investment Trust	73	6
One Liberty Properties Inc.	300	5
* Howard Hughes Corp.	100	5
Welltower Inc.	100	5
Rexford Industrial Realty Inc.	100	4
Highwoods Properties Inc.	100	4
National Retail Properties Inc.	100	4
Spirit Realty Capital Inc.	100	4
Alexandria Real Estate Equities Inc.	20	3
Essential Properties Realty Trust Inc.	200	3
RMR Group Inc. Class A	100	3
STAG Industrial Inc.	100	3
Invitation Homes Inc.	100	3
CubeSmart	100	3
Columbia Property Trust Inc.	200	3
Front Yard Residential Corp.	300	3
iStar Inc.	200	2
STORE Capital Corp.	100	2
GEO Group Inc.	200	2
Easterly Government Properties Inc.	100	2
Host Hotels & Resorts Inc.	200	2
Lexington Realty Trust	200	2
Ashford Hospitality Trust Inc.	2,800	2
Weingarten Realty Investors	100	2
Sunstone Hotel Investors Inc.	200	2
American Finance Trust Inc.	200	2
Monmouth Real Estate Investment Corp.	100	1
Sabra Health Care REIT Inc.	100	1

UMH Properties Inc.	100	1
Brandywine Realty Trust	100	1
RLJ Lodging Trust	100	1
CoreCivic Inc.	99	1
CorePoint Lodging Inc.	189	1
Empire State Realty Trust Inc.	100	1
Cedar Realty Trust Inc.	700	1
Diversified Healthcare Trust	100	—
Park Hotels & Resorts Inc.	17	—
Hudson Pacific Properties Inc.	6	—
		277,256
Utilities (2.2%)
NRG Energy Inc.	850,479	27,692
Southern Co.	500,269	25,939
Exelon Corp.	712,781	25,867
AES Corp.	1,365,726	19,789
FirstEnergy Corp.	369,223	14,318
American Electric Power Co. Inc.	178,450	14,212
NextEra Energy Inc.	56,825	13,648
Consolidated Edison Inc.	155,694	11,199
Evergy Inc.	177,092	10,500
PPL Corp.	403,033	10,414
Sempra Energy	88,824	10,413
Ameren Corp.	146,211	10,287
Entergy Corp.	69,900	6,557
Public Service Enterprise Group Inc.	130,000	6,391
NiSource Inc.	233,400	5,307
Duke Energy Corp.	60,258	4,814
Edison International	71,100	3,861
Alliant Energy Corp.	74,800	3,578
Dominion Energy Inc.	42,438	3,445
WEC Energy Group Inc.	37,067	3,249
Pinnacle West Capital Corp.	36,392	2,667
DTE Energy Co.	19,300	2,075
CMS Energy Corp.	34,300	2,004
CenterPoint Energy Inc.	106,950	1,997
IDACORP Inc.	12,800	1,118
American States Water Co.	9,000	708
MDU Resources Group Inc.	15,400	342
Essential Utilities Inc.	7,819	330
Portland General Electric Co.	6,100	255
OGE Energy Corp.	8,400	255
* Atlantic Power Corp.	69,300	139
Avangrid Inc.	2,500	105
Otter Tail Corp.	2,500	97
Avista Corp.	2,500	91
ALLETE Inc.	1,500	82
Atlantica Sustainable Infrastructure plc	2,700	79
Unitil Corp.	200	9
Chesapeake Utilities Corp.	100	8
Eversource Energy	100	8
El Paso Electric Co.	100	7
MGE Energy Inc.	100	6
Xcel Energy Inc.	100	6
Black Hills Corp.	100	6
National Fuel Gas Co.	100	4
Fortis Inc.	100	4

	TerraForm Power Inc. Class A			200	4
	UGI Corp.			100	3
	Spark Energy Inc . Class A			262	2
	Hawaiian Electric Industries Inc.			23	1
					243,892
Total Common Stocks (Cost $8,217,267)					10,834,508
		Coupon
Preferred Stocks (0.0%)
*	WESCO International Inc. Pfd.
	(Cost $2)	10.625%		63	2
Temporary Cash Investments (2.5%)
Money Market Fund (2.3%)
1,2 Vanguard Market Liquidity Fund		0.227%		2,510,062	251,006
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
3	United States Cash Management Bill	0.100%-0.135%	7/14/20	12,900	12,900
3	United States Cash Management Bill	0.116%	9/29/20	1,500	1,499
3	United States Cash Management Bill	0.135%	10/20/20	2,100	2,099
3	United States Cash Management Bill	0.165%	11/3/20	10,000	9,995
					26,493
Total Temporary Cash Investments (Cost $277,388)					277,499
Total Investments (100.1%) (Cost $8,494,657)					11,112,009
Other Assets and Liabilities -Net (-0.1%)					(6,279)
Net Assets (100%)					11,105,730

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,414,000.
§ Security value determined using significant unobservable inputs.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $12,003,000 was received for securities on loan.
3 Securities with a value of $20,227,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	1,629	251,697	5,432
Micro E-mini S&P 500 Index	September 2020	24	371	11
				5,443

Growth and Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

Growth and Income Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	10,834,508	—	—	10,834,508
Preferred Stocks	2	—	—	2
Temporary Cash Investments	251,006	26,493	—	277,499
Total	11,085,516	26,493	—	11,112,009
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,535	—	—	3,535
1 Represents variation margin on the last day of the reporting period.